Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	1,583,564
Options exercisable, Number outstanding | shares	619,711
0.36-2.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.36
Exercise price, maximum	$ 2.17
Options outstanding, Number outstanding | shares	71,035
Options outstanding, Weighted average exercise price	$ 2.05
Options outstanding, Weighted average remaining contractual life	5 years 9 months 22 days
Options exercisable, Number outstanding | shares	71,035
Options exercisable, Weighted average exercise price	$ 2.05
Options exercisable, Weighted average remaining contractual life	5 years 9 months 22 days
9.38-9.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 9.38
Exercise price, maximum	$ 9.97
Options outstanding, Number outstanding | shares	122,770
Options outstanding, Weighted average exercise price	$ 9.93
Options outstanding, Weighted average remaining contractual life	6 years 15 days
Options exercisable, Number outstanding | shares	112,259
Options exercisable, Weighted average exercise price	$ 9.97
Options exercisable, Weighted average remaining contractual life	5 years 11 months 15 days
10.05-11.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 10.05
Exercise price, maximum	$ 11.90
Options outstanding, Number outstanding | shares	356,546
Options outstanding, Weighted average exercise price	$ 10.24
Options outstanding, Weighted average remaining contractual life	7 years 6 months 25 days
Options exercisable, Number outstanding | shares	142,766
Options exercisable, Weighted average exercise price	$ 10.11
Options exercisable, Weighted average remaining contractual life	7 years 6 months 7 days
13.4-15.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 13.4
Exercise price, maximum	$ 15.29
Options outstanding, Number outstanding | shares	149,185
Options outstanding, Weighted average exercise price	$ 14.48
Options outstanding, Weighted average remaining contractual life	7 years 29 days
Options exercisable, Number outstanding | shares	104,014
Options exercisable, Weighted average exercise price	$ 14.53
Options exercisable, Weighted average remaining contractual life	7 years 2 months 19 days
15.80-18.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 15.80
Exercise price, maximum	$ 18.05
Options outstanding, Number outstanding | shares	423,989
Options outstanding, Weighted average exercise price	$ 17.52
Options outstanding, Weighted average remaining contractual life	8 years 8 months 9 days
Options exercisable, Number outstanding | shares	118,360
Options exercisable, Weighted average exercise price	$ 17.62
Options exercisable, Weighted average remaining contractual life	8 years 7 months 28 days
18.8-21.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 18.8
Exercise price, maximum	$ 21.15
Options outstanding, Number outstanding | shares	460,039
Options outstanding, Weighted average exercise price	$ 18.91
Options outstanding, Weighted average remaining contractual life	9 years 6 months 10 days
Options exercisable, Number outstanding | shares	71,277
Options exercisable, Weighted average exercise price	$ 19.06
Options exercisable, Weighted average remaining contractual life	9 years 4 months 24 days